Going Concern (Details Textual) - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2016	Dec. 31, 2015	Jun. 30, 2016	Jun. 30, 2015	Jun. 30, 2014
Net Income (Loss) Attributable to Parent, Total	$ (4,817,186)	$ (3,332,380)	$ (10,541,576)	$ (5,608,568)	$ (28,180,084)	$ (7,723,404)
Net Cash Provided by (Used in) Operating Activities, Continuing Operations			(8,168,579)	$ (5,607,030)	(10,657,449)	(6,634,214)
Stockholders' Equity Attributable to Parent, Total	10,446,774		10,446,774		10,085,253	15,616,452	$ 5,369,407
Retained Earnings (Accumulated Deficit), Total	$ (57,103,001)		$ (57,103,001)		$ (46,561,425)	$ (18,381,341)